FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: September 30, 1999

               Check here if Amendment [ ]: Amendment Number: _________________

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
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[Signature]
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New York, NY
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[City, State]
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11/11/99
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[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           1

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Form 13F Information Table Entry Total:      29

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Form 13F Information Table Value Total:
   $98,283   (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      1
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                                                STEPHEN A. FEINBERG
                                                   FORM 13F
                                                 September 30, 1999

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    Column 1                 Column 2          Column 3   Column 4          Column 5        Column 6   Column 7       Column 8

Name of Issuer            Title of Class        CUSIP     Value    Shrs or SH/PRN Put/Call Investment  Other        Voting authority
                                                         (x$1000)  prn amt                 discretion managers Sole Shared None

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

AMERICAN SKIING COMPANY       COMMON STOCK      29654308   $5,073 1,352,800   SH            SOLE       N/A        X
ATLANTIC GULF                 PREFERRED STOCK   48556203     $303    30,270   SH            SOLE       N/A        X
BROOKE GROUP LTD              COMMON STOCK     112525100     $394    24,059   SH            SOLE       N/A        X
CADILLAC FAIRVIEW CORP.       COMMON STOCK     126929207     $688    32,179   SH            SOLE       N/A        X
CALIFORNIA COASTAL            COMMON STOCK     129915104     $954   127,209   SH            SOLE       N/A        X
CORT BUSINESS SERVICES CORP.  COMMON STOCK     220493100   $3,011   130,200   SH            SOLE       N/A        X
CRONOS GROUP, N.V.            COMMON STOCK     L20708100   $1,310   287,200   SH            SOLE       N/A        X
FIRST UNION REAL ESTATE       COMMON STOCK     337400105   $8,823 1,764,699   SH            SOLE       N/A        X
FIRST UNION REAL ESTATE       PREFERRED STOCK  337400303     $614    30,500   SH            SOLE       N/A        X
FRIENDLY'S ICE CREAM CORP.    COMMON STOCK     358497105     $400    79,935   SH            SOLE       N/A        X
HEALTH FITNESS CORP.          COMMON STOCK     42217V102     $127   203,679   SH            SOLE       N/A        X
HUDSON CITY BANCORP           COMMON STOCK     443683107   $3,098   229,500   SH            SOLE       N/A        X
ICO GLOBAL COMMUNICATIONS     COMMON STOCK     G4705T109   $5,143 1,714,284   SH            SOLE       N/A        X
ISB FINANCIAL CORP.           COMMON STOCK     450091103   $2,475   145,600   SH            SOLE       N/A        X
MTR GAMING GROUP, INC.        COMMON STOCK     553769100   $1,238   412,500   SH            SOLE       N/A        X
MENS WEARHOUSE INC.           COMMON STOCK     587118100   $5,664   224,905   SH            SOLE       N/A        X
NUCENTRIX BROADBAND NETWORKS  COMMON STOCK     670198100  $26,613 1,108,866   SH            SOLE       N/A        X
RAMTRON INTERNATIONAL CORP.   COMMON STOCK     751907106     $277   138,679   SH            SOLE       N/A        X
REPUBLIC NEW YORK CORP        COMMON STOCK     760719104   $1,823    30,000   SH            SOLE       N/A        X
SANDS REGENT                  COMMON STOCK     800091100     $479   382,800   SH            SOLE       N/A        X
SOLUTIA INC.                  COMMON STOCK     834376105     $179    10,000   SH            SOLE       N/A        X
SPEEDUS.COM                   COMMON STOCK     847723103     $116    21,548   SH            SOLE       N/A        X
TSI INC./MINNESOTA            COMMON STOCK     872876107   $4,058   331,300   SH            SOLE       N/A        X
TRANS WORLD ENTERTAINMENT
  CORP.                       COMMON STOCK     89336Q100  $22,149 1,772,881   SH            SOLE       N/A        X
UNILAB CORP.                  COMMON STOCK     904763109   $1,577   286,800   SH            SOLE       N/A        X
UTAH MEDICAL PRODUCTS, INC.   COMMON STOCK     917488108     $115    15,400   SH            SOLE       N/A        X
VITRAN CORP.                  COMMON STOCK     9285OE107     $364    72,700   SH            SOLE       N/A        X
VLASIC FOODS INTERNATIONAL    COMMON STOCK     928559103     $804   114,900   SH            SOLE       N/A        X
WESTMORELAND COAL             PREFERRED STOCK  960878304     $414    22,683   SH            SOLE       N/A        X
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